Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (45,093)	$ (48,046)	$ (279,107)	$ (238,660)	$ (124,513)
Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	2,761	(10,578)	(13,293)	(11,333)	(8,558)
Total other comprehensive gain (loss)	2,761	(10,578)	(13,293)	(11,333)	(8,558)
Comprehensive (loss) income	$ (42,332)	$ (58,624)	$ (292,400)	$ (249,993)	$ (133,071)